CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,877)		$ (136,867)		$ (129,294)
Other comprehensive income (loss):
Unrealized gains (losses) arising during the period	4,273		(11,386)		953
Losses (gains) reclassified into earnings, net of tax	8,741	[1]	7,582	[1]	(359)
Net current-period other comprehensive income (loss)	13,014		(3,804)		594
Comprehensive income (loss)	$ 11,137		$ (140,671)		$ (128,700)

[1]	Classified in operating expenses in the consolidated statement of operations.